Income Taxes - (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Unrecognized Tax Benefits	$ 0		$ 0		$ 44,244	$ 44,244